Operating Revenue (Schedule of Operating Revenue) (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	$ 3,631	$ 3,324
Other revenues	227	142
NGL Midstream
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	51	$ 30
Renewable Energy Investment Tax Credits
Public Utilities General Disclosures [Line Items]
Other revenues	14
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Other revenues	$ 8